INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total	$ (890)	$ (1,519)	$ (1,424)	$ (20,259)	$ (22,416)	$ (160,449)
Equity Investments [Member]
Net realized gains (losses) on investment sold			0	(2,543)	(2,543)	(49,757)
Net unrealized gains (losses) on investments still held			(1,424)	(17,716)	(19,873)	(110,692)
Total			$ (1,424)	$ (20,259)	$ (22,416)	$ (160,449)